Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Net Interest Income

			Group
	2021	2020(3)	2019(3)
	£m	£m	£m
Interest and similar income:
Loans and advances to customers(3)	4,685	4,772	5,137
Loans and advances to banks	54	62	182
Reverse repurchase agreements – non trading	35	118	244
Other	56	119	309
Total interest and similar income(1)	4,830	5,071	5,872
Interest expense and similar charges:
Deposits by customers	(331)	(884)	(1,331)
Deposits by banks	(23)	(28)	(103)
Repurchase agreements – non trading	(3)	(43)	(126)
Debt securities in issue	(372)	(614)	(938)
Subordinated liabilities	(92)	(111)	(137)
Other	(12)	(10)	(10)
Total interest expense and similar charges(2)	(833)	(1,690)	(2,645)
Net interest income	3,997	3,381	3,227
(1)This includes £22m (2020: £38m) of interest income on financial assets at FVOCI.
(2)This includes £317m (2020: £451m) of interest expense on derivatives hedging debt issuances and £3m (2020: £3m) of interest expense on lease liabilities.
(3)Restated to reflect the presentation of discontinued operations, as set out in Note 43.